Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	As of December 31,
	2017	2018
	$	$

Raw materials	11,584	6,056
Goods in transit	4,643	1,443
Work in process	1,088	155
Finished goods	413	917
	17,728	8,570
Less: provision	(918)	(1,782)

Inventories, net	16,810	6,788